N-CSR
1

                                UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           WASHINGTON, D.C. 20549

                                 FORM N-CSR

                 CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act file number: 811-4788

                                  VLC TRUST
             (Exact name of registrant as specified in charter)

              ONE REGENCY PLAZA, PROVIDENCE, RHODE ISLAND 02903
                  (Address of principal executive offices)

                          MARGARET D. FARRELL, ESQ.
                                  SECRETARY
                        HINCKLEY, ALLEN & SNYDER LLP
                              1500 FLEET CENTER
                       PROVIDENCE, RHODE ISLAND 02903
                   (Name and address of agent for service)


     Registrant's telephone number, including area code: (401) 421-1411

                     Date of fiscal year end: October 31

                  Date of reporting period: April 30, 2003

      Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

-----------------------------------------------------------------------
TABLE OF CONTENTS                                       APRIL 30, 2003

      Item 1                                               1
      Report of the President                              1
      Investment Performance Review                        2
      Statement of Assets and Liabilities                  3
      Statement of Operations                              4
      Statement of Changes                                 5
      Financial Highlights                                 6
      Notes to Financial Statements                        7
      Portfolio of Investments                            10
      Trustees and Officers                               14
      Items 2 - 10                                        21

ITEM 1

      The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1)


                         OCEAN STATE TAX EXEMPT FUND

                           REPORT OF THE PRESIDENT
                               April 30, 2003

      Over the past six months it appears the economy has started to slowly regain it's footing back on the road to recovery. The Federal Reserve has continued to maintain an expansionary policy by reducing rates in support of both our fragile economy and the stock market. As a result, yields on treasuries are bouncing at four decade lows. Fixed income investments like the Ocean State Tax Exempt Fund ("the Fund") have benefited in this environment. When will this bond market rally end? Nobody knows for sure but it appears that although the bulk of the rate decline is over, real pressure for rising rates will not come until the economy turns much stronger, perhaps early next year.

      During these six months ended April 30, 2003 the Fund's net asset value rose from $10.54 to $10.58. The Fund's dividend distribution slipped to $0.22 per share in tax-free income for Rhode Island residents reflective of the decline in market interest rates. Ocean State continues to be managed with conservative Rhode Island investors in mind, those investors who want to reduce their tax burden while receiving steady income. The Fund's stated objective remains to provide as high a level of current income, exempt from Rhode Island and Federal taxes, as is consistent with preservation of principal.

      Ocean State's investment portfolio has been structured with an intermediate maturity of 11.7 years. Management strives to balance the interest rate risk of extending the Fund's average maturity with the increased yield that may result from longer-term investments. However, longer-term investments can also result in greater volatility and, thus, wider swings in investment value in a fluctuating interest rate environment.

      The Fund's investment portfolio is 71.50% Aaa/AAA (rated by either Moody's or S&P). A rating of Aaa/AAA indicates that an issue has bond insurance, a credit enhancement which reduces the potential loss due to issuer default. Historically the default rates among municipal bonds have been quite low. The greatest risk bond investors face is interest rate risk or the loss of principal value from rising rates.

      At Ocean State we strive to limit both default and interest rate risk through investing in high quality investments and structuring maturities to maximize return while minimizing risk. Often, the portfolio manager selects municipal bonds that are not Aaa/AAA rated as they may offer a higher comparable yield, potential return and a stable credit.

      Going forward nobody knows for certain how fixed-income investments will perform. However, management of the Ocean State Tax Exempt Fund continually adjusts the portfolio in response to ever changing market conditions. The goal of your fund's management is an investment that will produce results in any environment.

                                       Very truly yours,

                                       /s/ Alfred B. Van Liew

                                       Alfred B. Van Liew
                                       President and Chairman of the
                                       Board of Trustees

                         OCEAN STATE TAX EXEMPT FUND
                        INVESTMENT PERFORMANCE REVIEW
                            as of April 30, 2003
                                 (unaudited)


                                                              Prior
                                    November 1, 2002       Fiscal Year         May 1, 1998        May 1, 1993
                                        through               Ended              through            through
                                     April 30, 2003      October 31, 2002     April 30, 2003     April 30, 2003
                                    ----------------     ----------------     --------------     --------------

Total Rate of Return (b)
  Based on:
    Net Asset Value                      1.36%                4.21%               4.81%              5.54%
    Offering Price                      (0.70)%               0.04%               3.94%              5.11%

                                         As of                As of
                                     April 30, 2003      October 31, 2002
                                     --------------      ----------------

30-day Current Yield
  Based on:
    Net Asset Value                      3.95%                3.87%
    Offering Price                       3.79%                3.72%
30-day Tax-Equivalent Yield (a)
  Based on:
    Net Asset Value                      7.14%                7.01%
    Offering Price                       6.85%                6.72%

      The Ocean State Tax Exempt Fund has placed a high priority on capital preservation while at the same time striving for competitive after-tax investment returns. The Fund has maintained the weighted average maturity of the portfolio at 11.7 years as of April 30, 2003.

      The average quality rating of the investments, in the following table was Aaa/AAA (Moody's and Standard & Poor's bond rating services).

                         Portfolio Quality Analysis


                         % of Total Portfolio
                         --------------------
                          as of       as of
      Rating             4/30/03     10/31/02
      ------             -------     --------

      Aaa/AAA            71.50%       72.43%
      Aa/AA              24.97%       23.09%
      A                   2.66%        3.68%
      Baa/BBB             0.87%        0.80%
      Not Rated              0%           0%

      The Fund will continue its policy of seeking the highest tax advantaged yields available, consistent with maintaining quality and diversification objectives.

(a) For 2003, shareholders subject to a maximum Federal tax rate of 38.60% and a Rhode Island tax rate of 25.00%.
(b) Past performance is no guarantee of future results. Total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

                         OCEAN STATE TAX EXEMPT FUND
                     STATEMENT OF ASSETS AND LIABILITIES
                            as of April 30, 2003
                                 (unaudited)


                                   ASSETS

Investments at value (identified cost $31,605,953) (Note 1A)                $33,575,538
Cash                                                                            537,956
Interest receivable                                                             407,681
Prepaid expense                                                                  11,775
                                                                            -----------
      Total Assets                                                          $34,532,950

                                 LIABILITIES

Distribution payable to shareholders                                        $    50,808
Payable for securities purchased                                                199,162
Accrued management fees                                                          16,788
                                                                            -----------
      Total Liabilities                                                         266,758
                                                                            -----------
      Net Assets                                                            $34,266,192
                                                                            ===========

Net Assets consist of:
Shares of beneficial interest at par ($.01/share)                           $    32,386
Additional paid-in capital                                                   32,171,132
Accumulated net realized gain on investment transactions                         93,089
Net unrealized appreciation of investments                                    1,969,585
                                                                            -----------
Total-Representing Net Assets at Value for 3,238,597 Shares Outstanding     $34,266,192
                                                                            ===========

Computation of Net Asset Value & Offering Price:
Net Assets                                                                  $34,266,192
Divided by number of shares outstanding                                       3,238,597
Net asset value                                                             $     10.58
                                                                            ===========
Offering price                                                              $     11.02
                                                                            ===========

                     See Notes to Financial Statements.

                         OCEAN STATE TAX EXEMPT FUND
                           STATEMENT OF OPERATIONS
                     For the period ended April 30, 2003
                                 (unaudited)


Investment Income
Interest income (Note 1B)                                            $869,879
Expenses:
  Adviser fees (Note 2)                                   60,232
  Administrator fees (Note 2)                             43,023
  Transfer agent fees                                     12,825
  Auditing fees                                            9,453
  Legal fees and expenses                                 13,125
  Trustees fees and expenses                              11,500
  Distribution expenses (Note 5)                           6,000
  Custody                                                  7,737
  Shareholder reports                                      4,114
  Pricing fees                                             1,567
  Miscellaneous expenses                                   1,295
  Insurance                                                  689
  Registration fees                                          475
                                                         -------
                                                         172,035
                                                                     --------
      Net Investment Income                                          $697,844

Realized and Unrealized Gain/(Loss) on Investments
Net Realized Gain on Investments                          95,212
Net Change in Unrealized Appreciation of Investments     152,531
                                                         -------
Net Realized and Unrealized Gain on Investments                       247,743
                                                                     --------
Net Increase in Net Assets Resulting from Operations                 $945,587
                                                                     ========

                     See Notes to Financial Statements.

                         OCEAN STATE TAX EXEMPT FUND
                     STATEMENTS OF CHANGES IN NET ASSETS


                                                                 Six-Month Period       Fiscal Year
                                                                      Ended                Ended
                                                                  April 30, 2003      October 31, 2002
                                                                 ----------------     ----------------
                                                                   (unaudited)

Increase (Decrease) in Net Assets Resulting from:
Operations:
  Net investment income                                            $   697,844          $ 1,532,639
  Net realized gain on investments                                      95,212              106,579
  Change in unrealized appreciation/(depreciation) of
   investments                                                         152,531             (145,641)
                                                                   -----------          -----------

  Net increase in net assets resulting from operations                 945,587            1,493,577

Dividends and distributions to shareholders from:
  Net investment income ($.22 per share in 2003 and $.45 per
   share in 2002)                                                     (697,843)          (1,532,647)
  Capital gain ($.03 per share in 2003)                               (105,799)                   0
  Net decrease from fund share transactions (Note 4)                (1,964,411)            (175,574)
                                                                   -----------          -----------
      Total decrease in net assets                                  (1,822,466)            (214,644)

NET ASSETS:
  Beginning of period                                               36,088,658           36,303,302
                                                                   -----------          -----------
  End of period                                                    $34,266,192          $36,088,658
                                                                   ===========          ===========

                     See Notes to Financial Statements.

                         OCEAN STATE TAX EXEMPT FUND
                            FINANCIAL HIGHLIGHTS
               For a share outstanding throughout each period.

      The following data includes selected data and other performance information derived from the financial statements.


                                                               Fiscal       Fiscal       Fiscal       Fiscal
                                               Six Months       Year         Year         Year         Year
                                                  Ended        Ended        Ended        Ended        Ended
                                                 4/30/03      10/31/02     10/31/01     10/31/00     10/31/99
                                               ----------     --------     --------     --------     --------
                                               (unaudited)

Per Share Operating Performance:
Net Asset Value, Beginning of Year              $ 10.54       $ 10.55      $ 10.25      $ 10.12      $ 10.71
Net investment income                               .22           .45          .47          .49          .53
Net realized and unrealized gain (loss) on
 securities                                         .07          (.01)         .30          .13         (.58)
                                                -------       -------      -------      -------      -------
Total from Investment Operations                    .29           .44          .77          .62         (.05)
                                                -------       -------      -------      -------      -------

Less Distributions:
Dividends from net investment income               (.22)         (.45)        (.47)        (.49)        (.53)
Distribution from net realized gains               (.03)         (.00)        (.00)        (.00)        (.01)
                                                -------       -------      -------      -------      -------
Total Distributions                                (.25)         (.45)        (.47)        (.49)        (.54)
                                                -------       -------      -------      -------      -------
Net Asset Value, End of Year                    $ 10.58       $ 10.54      $ 10.55      $ 10.25      $ 10.12
                                                =======       =======      =======      =======      =======

Total investment return at Net Asset
 Value (a)                                         1.36%         4.21%        7.63%        6.22%        (.66)%
Ratios and Supplemental Data:
Net Assets, End of Year (000's omitted)         $34,266       $36,089      $36,303      $37,526      $39,954
Ratio of expenses to average net assets            0.50%         1.04%        1.19%        1.12%         .94%
Ratio of net investment income to average
 net assets                                        2.01%         4.25%        4.52%        4.76%        4.91%
Portfolio turnover                                 7.00%        17.00%        4.00%        5.00%       13.00%
Fund expenses per share                             .05           .11          .13          .12          .10
Net investment income per share                     .22           .45          .47          .49          .53

(a)   Total investment return does not reflect sales load.

                     See Notes to Financial Statements.

                         OCEAN STATE TAX EXEMPT FUND
                        NOTES TO FINANCIAL STATEMENTS
                               April 30, 2003
                                 (unaudited)

NOTE 1 Significant Accounting Policies

      VLC Trust (the Trust) is a Massachusetts business trust organized on August 1, 1986 and registered under the Investment Company Act of 1940, as amended, as a non diversified, open-end management investment company. The Declaration of Trust permits the Trustees to create additional portfolios (funds). As of April 30, 2003 there is only one fund, Ocean State Tax Exempt Fund (the Fund). The objective of the Fund is to seek to provide as high a level of current income, exempt from Rhode Island and Federal income taxes, as is consistent with preservation of capital. The Fund invests primarily in obligations which pay interest exempt from Rhode Island and Federal income taxes. The Fund commenced operations on December 8, 1986.

      At April 30, 2003, 94.68% of the Fund's net assets are invested in Rhode Island municipal securities. Economic changes effecting the state in certain of its public bodies and municipalities may affect the ability of the issuer to pay the required principal and interest payments of the municipal securities. In order to reduce risk associated with such factors on April 30, 2003, 76.13% of the portfolio of investments have credit enhancements backing them which the Fund relies on, such as: letters of credit, insurance, or guarantees. MBIA provides the largest total enhancements for the Fund, representing 22.39% of the portfolio.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      A) Security Valuation: Debt securities are valued on the basis of valuations furnished by a pricing service since such valuations are believed to reflect the fair value of such securities. Valuations used by the Fund may be determined without exclusive reliance on quoted prices and take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue and other local market conditions. Securities having an original maturity of less than sixty days are valued at cost adjusted for amortization of premiums and accretion of discounts. Other securities are appraised in good faith at fair value using methods determined by the Trustees and applied on a consistent basis. The Trustees monitor the valuation of the Fund's municipal bonds through receipt of periodic reports from the Adviser.

      B) Security Transactions and Related Investment Income: Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. The specific identification method is used for determining net realized gains and losses for both financial statement and Federal income tax purposes.

                         OCEAN STATE TAX EXEMPT FUND
                  NOTES TO FINANCIAL STATEMENTS-(Continued)
                                 (unaudited)

      C) Federal Income Taxes: The Fund's policy is to comply with the provisions of subchapter M of the Internal Revenue Code available to regulated investment companies and distribute to shareholders all of its net income, including any net realized gain on investments. Accordingly, no provision for Federal income tax or excise tax is necessary. Dividends paid by the Fund from net interest on tax-exempt municipal bonds are not includable by shareholders as gross income for Federal income tax purposes, because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay tax-exempt interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item to shareholders.

      D) Distributions to Shareholders: Dividends from net investment income are declared daily and distributed monthly. Capital gains distributions, if any, are declared and distributed annually. For the period ended April 30, 2003, the Fund paid $105,799 in capital gains. 100% of the income dividends paid by the Fund are exempt from Federal and Rhode Island income taxes.

NOTE 2 Advisory and Administrative Services and Other Affiliated
Transactions

      Van Liew Capital Inc. is the Adviser and the Administrator to the Fund. The Fund pays Van Liew Capital Inc. at the following annual rates for the adviser and administrator services, respectively:

            .35 and .25 of 1% of the first $200 million of average daily net assets.
            .30 and .20 of 1% of average daily net assets over $200 million.

      The Fund does not pay fees to Trustees affiliated with the Adviser or to any of its officers. The Fund pays Trustees who are not interested persons of the Fund an annual retainer plus $250 per meeting attended. The annual retainer at April 30, 2003 was $2,000.

      Legal fees and expenses of $13,125 were paid to a firm of which the Fund's Secretary is a partner.

      During the period November 1, 2002 through April 30, 2003, the Distributor received $3,931 in commissions as a result of Fund share sales.

NOTE 3 Investment Transactions

      During the period ended April 30, 2003 purchases and sales of investment securities, other than short-term investments, aggregated $2,614,090 and $4,997,736, respectively. The aggregate cost of investments for Federal income tax purposes is substantially the same as the aggregate cost for financial statement purposes. At April 30, 2003, gross unrealized appreciation on investment securities was $1,997,541 and gross unrealized depreciation on investment securities was $27,956.

                         OCEAN STATE TAX EXEMPT FUND
                  NOTES TO FINANCIAL STATEMENTS-(Continued)
                                 (unaudited)

NOTE 4 Shares of Beneficial Interest

      The authorized capital of the Fund consists of unlimited number of shares of beneficial interest with par value of one cent per share. Transactions in shares of beneficial interest and in dollars were as follows:


                                                      Shares         Amount
                                                      ------         ------

      Balance at 10/31/01                            3,441,769     $34,378,038
      Shares sold                                      266,726       2,789,854
      Shares issued in reinvestment of dividends        90,689         949,525
      Shares redeemed                                 (373,670)     (3,914,953)
                                                     ---------     -----------
      Net decrease                                     (16,255)       (175,574)
                                                     ---------     -----------
      Balance at 10/31/02                            3,425,514     $34,202,464
                                                     =========     ===========
      Shares sold                                       63,121     $   665,753
      Shares issued in reinvestment of dividends        46,377         488,575
      Shares redeemed                                 (296,415)     (3,118,739)
                                                     ---------     -----------
      Net decrease                                    (186,917)     (1,964,411)
                                                     ---------     -----------
      Balance at 4/30/03                             3,238,597     $32,238,053
                                                     =========     ===========

NOTE 5 Distribution Plan

      The Fund has adopted a Distribution Plan (the Plan) pursuant to Rule 12b-1 (the Rule) of the Investment Company Act of 1940 (the Act). The Rule provides in substance that the Fund may not engage directly or indirectly in financing any activity which is primarily intended to result in the sale of its shares except pursuant to a plan adopted under the Rule. Under the Plan, the Fund is authorized to pay for the printing of all prospectuses, statements of additional information and reports and notices to shareholders, even those which are not sent to existing shareholders. The Fund paid $6,000 under the Plan during fiscal 2003.

                         OCEAN STATE TAX EXEMPT FUND
                          PORTFOLIO OF INVESTMENTS
                            as of April 30, 2003
                                 (unaudited)


                                                                                     Ratings
 Principal                                                                          Moody's/               Value
   Amount                                                                     Standard & Poor's (b)      (Note 1)
 ---------                                                                    ---------------------      --------

MUNICIPAL SECURITIES (97.98%) (a)
Rhode Island General Obligation and Revenue (59.57%) (a)
 $  500,000    Barrington School District 5.00%, 10/1/14                            Aa-2/NR             $   545,625
    200,000    Burrillville General Obligation FGIC Insured 5.70%, 5/1/11           Aaa/AAA                 219,000
    300,000    East Providence General Obligation MBIA Insured
                5.70%, 5/15/10                                                      Aaa/AAA                 328,875
    250,000    Kent County Water Auth. MBIA Insured 6.35%, 7/15/14                  Aaa/AAA                 269,063
    355,000    Lincoln General Obligation MBIA Insured 5.50%, 8/15/10               Aaa/AAA                 363,055
    300,000    Lincoln General Obligation FGIC Insured 5.60%, 8/1/12                Aaa/NR                  330,750
    225,000    Middletown General Oblgation 4.00%, 7/15/12                          Aa-3/NR                 235,406
    210,000    Newport General Obligation MBIA Insured 6.50%, 8/15/06               Aaa/AAA                 213,144
     75,000    North Kingstown General Obligation 6.70%, 12/15/05                   Aa-3/NR                  84,750
     80,000    North Kingstown General Obligation 6.80%, 12/15/06                   Aa-3/NR                  93,800
    200,000    North Kingstown General Obligation FGIC Insured
                5.70%, 10/1/18                                                      Aaa/AAA                 221,250
    120,000    North Providence General Obligation MBIA Insured
                6.00%, 10/1/09                                                      Aaa/AAA                 122,820
    250,000    North Smithfield General Obligation FGIC Insured
                4.00%, 10/15/12                                                     Aaa/NR                  259,063
    500,000    Pawtucket General Obligation AMBAC Insured
                5.00%, 4/15/09                                                      Aaa/NR                  556,875
    500,000    Pawtucket General Obligation CGIC Insured 6.00%, 3/15/15             Aaa/AAA                 546,875
    500,000    Pawtucket General Obligation CGIC Insured 6.00%, 3/15/11             Aaa/AAA                 546,875
    500,000    Pawtucket General Obligation CGIC Insured 6.00%, 3/15/13             Aaa/AAA                 546,875
    500,000    Pawtucket General Obligation CGIC Insured 6.00%, 3/15/12             Aaa/AAA                 546,875
    200,000    Providence Public Bldg. Auth. FSA Insured 5.10%, 12/15/08            Aaa/AAA                 224,500
    150,000    Providence Public Bldg. Auth. MBIA Insured
                5.50%, 12/15/13                                                     Aaa/AAA                 168,375
    500,000    Providence Public Bldg. Auth. AMBAC Insured
                5.125%, 12/15/14                                                    Aaa/AAA                 545,000
    185,000    Providence Public Bldg. Auth. FSA Insured 5.00%, 12/15/18            Aaa/AAA                 194,713
    250,000    Providence Public Bldg. Auth. AMBAC Insured
                5.25%, 12/15/15                                                     Aaa/AAA                 273,750
    250,000    Providence Public Bldg. Auth. FSA Insured 5.50%, 12/15/10            Aaa/AAA                 288,438
    500,000    Providence Redevelopment Auth. AMBAC Insured
                5.30%, 4/1/12                                                       Aaa/NR                  556,250
    200,000    Providence Redevelopment Radian Insured 4.25%, 9/1/13                NR/AA                   202,750
    100,000    South Kingston General Obligation AMBAC Insured
                5.00%, 11/15/08                                                     Aaa/AAA                 102,250
    700,000    Warwick General Obligation MBIA Insured 6.60%, 11/15/06              Aaa/AAA                 716,926
    250,000    Warwick General Obligation FSA Insured 4.00%, 7/15/11                Aaa/AAA                 261,250
    250,000    Warwick General Obligation FSA Insured 4.125%, 7/15/13               Aaa/AAA                 259,688




                         OCEAN STATE TAX EXEMPT FUND
                    PORTFOLIO OF INVESTMENTS-(Continued)
                                 (unaudited)


                                                                                     Ratings
 Principal                                                                          Moody's/               Value
   Amount                                                                     Standard & Poor's (b)      (Note 1)
 ---------                                                                    ---------------------      --------

MUNICIPAL SECURITIES (a)-(Continued)
Rhode Island General Obligation and Revenue (59.57%) (a)

 $   35,000    Westerly Dunn's Corner Fire District Unlimited Tax
                Assessment 7.80%, 6/1/03                                            A-1/NR              $    35,166
     35,000    Westerly Dunn's Corner Fire District Unlimited Tax
                Assessment 7.85%, 6/1/04                                            A-1/NR                   37,056
    145,000    Rhode Island Clean Water Pre-refunded U.S. T MBIA Insured
                6.50%, 10/1/06                                                      Aaa/AAA                 149,465
    150,000    Rhode Island Clean Water MBIA Insured 5.30%, 10/1/07                 Aaa/AAA                 169,875
    100,000    Rhode Island Clean Water AMBAC Insured 4.75%, 10/1/18                Aaa/AAA                 103,125
    650,000    Rhode Island Depositors Economic Protection Corp.
                MBIA Insured Escrowed to Maturity 6.55%, 8/1/10                     Aaa/AAA                 788,731
    215,000    Rhode Island Depositors Economic Protection Corp.
                CAPMAC Guaranteed Escrowed to Maturity 6.375%, 8/1/22               Aaa/AAA                 271,437
    250,000    Rhode Island Depositors Economic Protection Corp.
                Escrowed to Maturity 5.75%, 8/1/21                                  Baa-1/NR                293,125
    500,000    Rhode Island Economic Development Corp. Airport Revenue
                FSA Insured 5.25%, 7/1/12                                           Aaa/AAA                 543,750
    395,000    Rhode Island Economic Development Corp. Airport Revenue
                FSA Insured 5.25%, 7/1/13                                           Aaa/AAA                 427,587
    545,000    Rhode Island Economic Development Corp. Airport Revenue
                FSA Insured 5.25%, 7/1/14                                           Aaa/AAA                 587,237
    450,000    Rhode Island Economic Development Corp. Airport Revenue
                FSA Insured 5.00%, 7/1/18                                           Aaa/AAA                 471,937
    400,000    Rhode Island Economic Development Corp. Providence Place
                Radian Insured 6.125%, 7/1/20                                       NR/AA                   451,500
    100,000    RI COPS MBIA Insured 5.375%, 10/1/16                                 Aaa/AAA                 110,875
    300,000    Rhode Island Lease Participation Certificate Shepard Bldg.
                AMBAC Insured 5.125%, 6/1/12                                        Aaa/AAA                 331,500
    500,000    Rhode Island Turnpike Authority 5.35%, 12/1/17                       NR/A                    511,520
    125,000    Rhode Island Public Building Auth. AMBAC Insured
                5.20%, 2/1/06                                                       Aaa/AAA                 127,812
    150,000    Rhode Island Public Building Auth. AMBAC Insured
                5.25%, 2/1/10                                                       Aaa/AAA                 153,375
    150,000    Rhode Island Port Auth. Pre-refunded U.S. T AMBAC Insured
                6.50%, 6/1/08                                                       Aaa/AAA                 161,813
    500,000    Rhode Island Refunding Bond Authority AMBAC Insured
                5.25%, 2/1/10                                                       Aaa/AAA                 555,625
    750,000    Rhode Island General Obligation MBIA Insured 5.00%, 9/1/18           Aaa/AAA                 801,562
    300,000    Rhode Island General Obligation FGIC Insured
                5.125%, 7/15/14                                                     Aaa/AAA                 324,750
    480,000    Rhode Island General Obligation FGIC Insured 5.00%, 9/1/14           Aaa/AAA                 520,800




                         OCEAN STATE TAX EXEMPT FUND
                    PORTFOLIO OF INVESTMENTS-(Continued)
                                 (unaudited)


                                                                                     Ratings
 Principal                                                                          Moody's/               Value
   Amount                                                                     Standard & Poor's (b)      (Note 1)
 ---------                                                                    ---------------------      --------

MUNICIPAL SECURITIES (a)-(Continued)
Rhode Island General Obligation and Revenue (59.57%) (a)
 $  500,000    Rhode Island General Obligation MBIA Insured 5.75%, 8/1/15           Aaa/AAA             $   569,375
  1,000,000    Rhode Island General Obligation FGIC Insured 5.50%, 9/1/16           Aaa/AAA               1,107,500
    400,000    Rhode Island Cons. Cap. Dev. FGIC Insured 5.40%, 9/1/14              Aaa/AAA                 444,500
    250,000    Rhode Island Cons. Cap. Dev. FGIC Insured 5.00%, 9/1/16              Aaa/AAA                 267,813
    250,000    Rhode Island Cons. Cap. Dev. FGIC Insured 5.00%, 9/1/15              Aaa/AAA                 268,750
               Total Rhode Island General Obligation and Revenue                                        $20,412,427

Rhode Island Health & Education Building Corporation (24.76%) (a)
 $  100,000    University of Rhode Island AMBAC Insured 5.20%, 9/15/15              Aaa/AAA             $   108,500
    300,000    University of Rhode Island AMBAC Insured 5.20%, 9/15/16              Aaa/AAA                 324,375
    100,000    Bryant College AMBAC Insured 4.60%, 6/1/12                           Aaa/AAA                 108,125
    100,000    Brown University 4.75%, 9/1/12                                       Aa-1/AA+                106,750
    200,000    Brown University 5.90%, 9/1/14                                       Aa-1/AA+                222,000
    780,000    Brown University 5.25%, 9/1/16                                       Aa-1/AA+                852,150
    400,000    Brown University 5.00%, 9/1/19                                       Aa-1/AA+                416,000
    500,000    Brown University 5.00%, 9/1/23                                       Aa-1/AA+                513,750
    195,000    Roger Williams College Connie Lee Insured 6.50%, 11/15/08            Aaa/AAA                 199,623
    195,000    Roger Williams College Connie Lee Insured 6.625%, 11/15/11           Aaa/AAA                 199,641
    250,000    Salve Regina College Radian Insured 5.25%, 3/15/18                   NR/AA                   266,875
    825,000    Johnson & Wales College Connie Lee Insured 5.75%, 4/1/12             NR/AAA                  844,594
    750,000    Johnson & Wales College MBIA Insured 5.00%, 4/1/29                   Aaa/AAA                 766,875
    500,000    Johnson & Wales College XL Capital 5.25%, 4/1/14                     Aaa/AAA                 558,750
    250,000    Rhode Island School of Design MBIA Insured 4.40%, 6/1/15             Aaa/AAA                 260,312
    585,000    Rhode Island School of Design MBIA Insured 4.60%, 6/1/17             Aaa/AAA                 609,131
    500,000    St. Antoine Residence Pre-refunded U.S. T. 6.75%, 11/15/18           Aa-3/NR                 525,295
    500,000    St. Antoine Residence LOC-Allied Irish Bank
                6.125%, 11/15/18                                                    Aa-3/NR                 529,375
    300,000    Lifespan MBIA Insured 5.75%, 5/15/23                                 Aaa/AAA                 321,750
    200,000    Memorial Hospital MBIA Insured 6.50%, 7/1/04                         Aaa/AAA                 204,848
    300,000    Rhode Island Hospital FGIC Insured 6.70%, 8/15/04                    Aaa/AAA                 304,890
    100,000    United Methodist Elder Care LOC-Fleet Bank 7.50%, 11/1/14            NR/A+                   105,750
    125,000    New England Tech Inst. Connie Lee Insured 6.00%, 3/1/15              NR/AAA                  134,687
               Total Rhode Island Health & Education Building Corporation                               $ 8,484,046

Rhode Island Housing & Mortgage Finance Corporation (10.35%) (a)
 $    5,000    9.30%, 7/1/04, FGIC Insured                                          Aaa/AAA             $     4,999
    200,000    5.65%, 10/1/07                                                       NR/A                    204,500
    200,000    5.70%, 4/1/15                                                        Aa-2/AA+                209,500
    400,000    5.00%, 10/1/16                                                       Aa-2/AA+                412,000
    500,000    5.75%, 4/1/17                                                        Aa-2/AA+                513,210
    200,000    6.25%, 4/1/17                                                        Aa-2/AA+                208,250




                         OCEAN STATE TAX EXEMPT FUND
                    PORTFOLIO OF INVESTMENTS-(Continued)
                                 (unaudited)


                                                                                     Ratings
 Principal                                                                          Moody's/               Value
   Amount                                                                     Standard & Poor's (b)      (Note 1)
 ---------                                                                    ---------------------      --------

MUNICIPAL SECURITIES (a)-(Continued)
Rhode Island Housing & Mortgage Finance Corporation (10.35%) (a)
 $  300,000    6.50%, 10/1/22                                                       Aa-2/AA+            $   304,308
    250,000    5.40%, 10/1/16                                                       Aa-2/AA+                260,625
    405,000    6.15%, 4/1/17                                                        Aa-2/AA+                423,731
    750,000    5.40%, 10/1/17                                                       Aa-2/AA+                786,563
    215,000    6.50%, 4/1/27                                                        Aa-2/AA+                218,879
               Total Rhode Island Housing & Mortgage Finance Corporation                                $ 3,546,565

               TOTAL RHODE ISLAND BONDS (94.68%) (a)                                                    $32,443,038

Puerto Rico Bonds (3.31%) (a)
 $  500,000    Puerto Rico Municipal Finance Auth. FSA Insured
                5.50%, 7/1/17                                                       Aaa/AAA             $   549,375
    500,000    Puerto Rico Commonwealth MBIA Insured 5.50%, 7/1/16                  NR/AAA                  583,125
               TOTAL PUERTO RICO BONDS (3.31%) (a)                                                      $ 1,132,500
               TOTAL INVESTMENTS (Cost $31,605,953)(97.98%) (a)                                         $33,575,538

(a) Percentages indicated are based on net assets of $34,266,192 at April 30, 2003 (total investments plus cash and receivables less liabilities) which corresponds to a net asset value per share of $10.58.
(b) These municipal securities meet the four highest ratings assigned by Moody's Investors Service, Inc. or Standard & Poor's Corp. or where not rated, are determined by the Fund to be of comparable quality within the guidelines approved by the directors and are unaudited. The ratings indicated are the most current available and are unaudited. When bonds are rated differently by Moody's and S&P, the higher rating has been reported. The rating NR means it is not rated by Moody's or S&P. Certain securities have credit enhancement features backing them. Without these enhancement features the securities may or may not meet the quality standards of other securities purchased by the Fund. (See Note 1)
(c)   Abbreviations used:
          AMBAC-American Municipal Bond Assurance Corp.
           CGIC-Capital Guaranty Insurance Co.
           FGIC-Financial Guaranty Insurance Co.
            FSA-Financial Security Assurance Inc.
           MBIA-Municipal Bond Investors Assurance Corp.
            LOC-Letter of Credit
         CAPMAC-Capital Markets Assurance Corp.
         Radian-Radian Insurance Co.

Trustees and Officers (unaudited)

      The Trustees of the Fund are responsible for the management and direction of the business and affairs of the Fund. The Trustees and officers of the Fund, their affiliations, if any, with the Adviser, and their principal occupations during at least the last five years are set forth below. Trustees who are "interested persons" of the Fund as the term is defined in the 1940 Act are designated with an (*) asterisk. Age of the Trustees is in parentheses ( ). The VLC Trust consists of one investment portfolio. The Fund's Statement of Additional Information includes additional information about Trustees and is available, without charge and upon request, by calling 401-421-1411.

Trustees Background


Name, Address and Age              Position(s) Held with Fund     Principal Occupation(s) During Past Five Years
---------------------              --------------------------     ----------------------------------------------

Alfred B. Van Liew *(68)           President (since 1987)         Managing Partner of the Adviser, since 1984;
One Regency Plaza                  and Trustee (since             Director of the Distributor since May 1990;
Suite One                          1986)                          Chairman and Chief Executive Officer of Van
Providence, Rhode Island 02903                                    Liew Trust Company, a Rhode Island chartered
                                                                  trust company, since 1984; Executive Vice
                                                                  President in charge of the trust and investment
                                                                  management businesses of Rhode Island Hospital
                                                                  Trust National Bank (1981-1984); President &
                                                                  Chief Executive Officer of Hospital Trust of
                                                                  Florida (1982-1984); Chairman and Chief Executive
                                                                  Officer of HT Advisers, Inc. (1980-1984) and
                                                                  Director of HT Investors, Inc. (1981-1984),
                                                                  registered investment counseling firms affiliated
                                                                  with RIHT Financial Corp.; Trustee of RI School
                                                                  of Design (1974-1992); Board Member, Rhode Island
                                                                  Water Resources Board and Rhode Island Water
                                                                  Resources Board Corp. (1991-1994); Trustee of
                                                                  Preserve Rhode Island since 1971; Adviser to the
                                                                  National Trust for Historic Preservation since
                                                                  1983; Trustee of St. Andrew's School since 1984;
                                                                  Trustee of the Museum of Yachting since 1988; and
                                                                  Trustee of the Seamen's Institute, Newport, Rhode
                                                                  Island since 1994.

Mary Ann Altrui (60)               Trustee (since 2001)           Ms. Altrui has worked for facilities associated
10 Rhodes Avenue                                                  with the Diocese of Providence since 1964.
North Smithfield, Rhode Island                                    Since 1988, Ms. Altrui has served as Adminis-
02896                                                             trator of St. Antoine Residence (a nursing
                                                                  facility). Since 1977, Ms. Altrui has been a
                                                                  Director of Diocesan Elder Care Services. Since
                                                                  1997, Ms. Altrui has also had oversight
                                                                  responsibility for St. Clare Home (a 44-bed
                                                                  nursing facility in Newport, Rhode Island). Ms.
                                                                  Altrui acted as Administrator for St. Clare Home
                                                                  (1982-1988). Ms. Altrui also acted as
                                                                  Administrator for the Garrettson Memorial
                                                                  Children's





Name, Address and Age              Position(s) Held with Fund     Principal Occupation(s) During Past Five Years
---------------------              --------------------------     ----------------------------------------------

                                                                  Day Care, a program of the St. Clare Home
                                                                  Corporation (1984-1988). She held various social
                                                                  work and administrative positions in adoption and
                                                                  residential care (1964-1982). Ms. Altrui is a
                                                                  founding member with St. Elizabeth Community,
                                                                  Scandinavian Home, and Steere House of
                                                                  "CareLink", a management service organization
                                                                  incorporated in 1997. CareLink was formed to
                                                                  create a post acute network of services and is
                                                                  the only one of its kind in the State of Rhode
                                                                  Island. Ms. Altrui is a member of the American
                                                                  College of Health Care Administrators, the
                                                                  Diocesan Biomedical Ethics Commission of the
                                                                  North Smithfield Advisory Council. She is a
                                                                  Director of Woonsocket Industrial Development
                                                                  Corporation and WIDC Realty Corporation, and
                                                                  serves on advisory committees for the Diocese of
                                                                  Providence, the State of Rhode Island, and the
                                                                  Nonprofit Association of Facilities and Services
                                                                  for the Aging.

Milton C. Bickford, Jr. (71)       Trustee (since 1987)           Private investor since 1989; Director (Chairman
147 Beavertail Road                                               1999-2002) of AAA Southern New England;
Jamestown, Rhode Island 02835                                     CEO, National Bickford Foremost, Inc. (national
                                                                  color printing firm) (1980-1989); CEO, National
                                                                  Bickford Graphics, Inc. (1972-1980); CEO,
                                                                  Bickford Engraving & Electrotype Company
                                                                  (1959-1972); President Rotary Club of Providence
                                                                  (1970-1971); Vice President Rhode Island
                                                                  Philharmonic Orchestra (1972-1976); Vice
                                                                  President Greater Providence Chamber of Commerce
                                                                  (1976-1979); Trustee, Museum of Yachting
                                                                  (1990-1995); Trustee, National Traffic Safety
                                                                  Foundation (1999-2002); Chairman (1999-2002) of
                                                                  AAA of Southern New England.

Meredith A. Curren (43)            Trustee (since 2001)           Since 1990, Chief Financial Officer, Pease &
75 Pennsylvania Avenue                                            Curren, Inc. (refiners of precious metals). Ms.
Warwick, Rhode Island 02888                                       Curren serves as Board Vice President of New
                                                                  England Women's Jewelry Association (1995-1998);
                                                                  Advisory Council Member, Manufacturing Jewelers
                                                                  and Silversmiths of America; Member, Providence
                                                                  Jewelers Club; Advisory Board Member of Big
                                                                  Brothers of Rhode Island; Board Secretary
                                                                  (1996-1998) and Membership Committee Member of
                                                                  the University Club; Board Member Providence
                                                                  Chamber of Commerce; Director of Bancorp Rhode
                                                                  Island, Inc. and Bank Rhode Island.





Name, Address and Age              Position(s) Held with Fund     Principal Occupation(s) During Past Five Years
---------------------              --------------------------     ----------------------------------------------

Michael E. Hogue (60)              Trustee (since 1989)           President, VIAcorp. since June 1994; Managing
116 Chestnut Street                                               Director, Chairman and Chief Executive Officer
Providence, Rhode Island 02903                                    of PW Group Inc. (insurance) and Chairman and
                                                                  Chief Executive Officer of Providence Washington
                                                                  Insurance Group (1986-1993); Chairman and
                                                                  Managing Director of Philadelphia Insurance
                                                                  Research Group (1975-1986) and Assistant
                                                                  Professor of Insurance at the Wharton School,
                                                                  University of Pennsylvania; Trustee of Trinity
                                                                  Repertory Company (1997-), and President of the
                                                                  Jewelry District Association (1998-); Director,
                                                                  Fleet Bank (1991-1993); Trustee, Greater
                                                                  Providence Chamber of Commerce (1987-1993);
                                                                  Director and Chair of the Finance Committee,
                                                                  Insurance Services Office (1990-1993); Trustee,
                                                                  The Providence Foundation (1991-1993); Director,
                                                                  American Insurance Association (1986-1993);
                                                                  Trustee, American Institute of Chartered Property
                                                                  Casualty Underwriters (1992-1993); Trustee, Rhode
                                                                  Island Public Expenditure Council (1992-1993);
                                                                  and Trustee, First Night Providence (1993-1997).

Arthur H. Lathrop (48)             Trustee (since 2001)           In practice as a Certified Public Accountant (sole
28 Spruce Street                                                  proprietor) in Westerly, RI (since 1991); Tax
Westerly, Rhode Island 02891                                      Manager of former Saniveri, Ryan, Sullivan &
                                                                  Co., Providence and Westerly (1982-1991); Tax
                                                                  Accountant of former Arthur Andersen & Co.,
                                                                  Boston (1977-1982). Member of the American
                                                                  Institute of Certified Public Accontants. Trustee
                                                                  (since 1993) and Chairman of the Audit Committee
                                                                  of Westerly Savings Bank; Trustee and Assistant
                                                                  Treasurer (since 1990) of River Bend Cemetery
                                                                  Company; Corporator (since 1989) of Community
                                                                  Health of Westerly, Inc.; Professional Advisory
                                                                  Council Member (1995-2000) of The Rhode Island
                                                                  Foundation.





Name, Address and Age              Position(s) Held with Fund     Principal Occupation(s) During Past Five Years
---------------------              --------------------------     ----------------------------------------------

Alice M. Macintosh (81)            Trustee (since 1986)           Marketing consultant since 1991; Chief
861 Stratford Lane                                                Supervisory Clerk of the State's Superior Court
Warwick, Rhode Island 02886                                       (1986-1991); previously a Marketing Consult-
                                                                  ant and Vice-President of Marketing at Hospital
                                                                  Trust National Bank. Mrs. Macintosh is an
                                                                  honorary director of Narragansett Electric
                                                                  Company, a former director of Bay Loan &
                                                                  Investment Company (a subsidiary of FPL Group,
                                                                  Inc., a subsidiary of Florida Power and Light)
                                                                  and The Convention Authority of the City of
                                                                  Providence and is also past Chairman of the Board
                                                                  of AAA Auto Club of Southern New England, and
                                                                  past President of the Rhode Island Bankers
                                                                  Association, the Business and Professional Women
                                                                  of Rhode Island and past Regional Vice President
                                                                  of the National Association of Bank Women (NABW)
                                                                  and co-founder of the Rhode Island Chapter.

Lawrence B. Sadwin (59)            Trustee (since 2001)           President, Lifestyle Security, LLC (since August
18 Oyster Point                                                   2002), Division Marketing Leader for General
Warren, Rhode Island 02885                                        Electric (2000-2002); Chief Operating Officer
                                                                  (1999-2000), Regional Manager (1998-1999),
                                                                  Recruiter (1997-1998) and Long-Term Care
                                                                  Specialist (1997) for Travelers/NET Plus, Inc.;
                                                                  Consultant (1994-1997) for MGS Holding
                                                                  Corporation; CEO of Sadwin Curtain Manufacturing
                                                                  Company, Inc. (1964-1994). Mr. Sadwin serves as
                                                                  a Member-At-Large, National Board of Directors,
                                                                  American Heart Association; Member, National
                                                                  Leadership Council, Research America; Vice-
                                                                  Chairman, Landmark Health Systems, Inc.; Vice-
                                                                  Chairman, Rehabilitation Hospital of Rhode
                                                                  Island; former member, Woonsocket, Rhode Island
                                                                  Redevelopment Agency; former Director,
                                                                  Woonsocket, RI Chamber of Commerce; former Vice
                                                                  President, Woonsocket Junior Chamber of Commerce;
                                                                  former President, Congregation B'nai Israel;
                                                                  former Member of Board of Directors, Jewish
                                                                  Federation of Rhode Island; former member of
                                                                  Board of Directors, New England Region, Anti-
                                                                  Defamation League; former member of Board of
                                                                  Directors, Woonsocket Chapter, B'nai B'rith;
                                                                  former member of Board of Directors, Providence,
                                                                  RI Hebrew Day School; Former Campaign Leader
                                                                  Catholic Charities Campaign, Chairman of the
                                                                  Board, American Heart Association (2001-2002).





Name, Address and Age              Position(s) Held with Fund     Principal Occupation(s) During Past Five Years
---------------------              --------------------------     ----------------------------------------------

John St. Sauveur (69)              Trustee (since 1992)           President and CEO, WestBank Realty Corpora-
219 Great Road                                                    tion; Senior Vice President (governmental and
North Smithfield, Rhode Island                                    consumer relations) of Valley Resources, Inc. (a
02896                                                             natural gas distributor) and its subsidiary
                                                                  companies (1956-1994). He is a Director of the
                                                                  Community College of Rhode Island Foundation;
                                                                  Chairman of the Board of Directors of the
                                                                  Woonsocket Industrial Development Corporation;
                                                                  Chairman of the Greater Woonsocket Industrial
                                                                  Development Foundation; Vice Chairman of the
                                                                  North Smithfield Industrial Development
                                                                  Commission; a vice president and director of the
                                                                  Rhode Island Chamber of Commerce Federation and
                                                                  member of the Rhode Island State Job Training
                                                                  Coordinating Council; also Finance Chairman,
                                                                  Landmark Health System and Trustee, Landmark
                                                                  Medical Center; Commissioner of the Rhode Island
                                                                  Resource Recovery Corporation since 1992;
                                                                  Chairman of The Rehabilitation Hospital of Rhode
                                                                  Island; Director and Corporate Secretary of
                                                                  Gooding Realty Corporation.

Samuel H. Hallowell, Jr. (55)      Vice President (since          Partner of the Adviser and Vice President
One Regency Plaza                  1989)                          of Van Liew Trust Company since 1984;
Suite One                                                         formerly Vice President and Senior Portfolio
Providence, Rhode Island 02903                                    Manager at Rhode Island Hospital Trust National
                                                                  Bank, specializing in the management of large
                                                                  personal portfolios, and a member of the Strategy
                                                                  Committee (1981-1984); previously with Bay Bank
                                                                  Harvard Trust with responsibilities that included
                                                                  portfolio management, investment consulting,
                                                                  trading, and investment research, and a member of
                                                                  its Trust Investment and Administrative
                                                                  Committee; prior thereto, he was associated with
                                                                  the brokerage firm of Moseley, Hallgarten,
                                                                  Estabrook & Weeden, Inc.

Joseph J. Healy (35)               Vice President (since          Investment Officer, Fund Controller and primary
One Regency Plaza                  1996)                          trader of the Adviser since 1992; General
Suite One                                                         Securities Principal of the Distributor since
Providence, Rhode Island 02903                                    1993; previously a Senior Mutual Fund Accoun-
                                                                  tant with The Boston Company Advisers, Inc.
                                                                  (September 1989 to August 1992).





Name, Address and Age              Position(s) Held with Fund     Principal Occupation(s) During Past Five Years
---------------------              --------------------------     ----------------------------------------------

Kevin M. Oates (43)                Vice President and             Partner of the Adviser since 1996; Chief
One Regency Plaza                  Treasurer (since 1991)         Operating Officer of the Adviser (since April,
Suite One                                                         2000) and Van Liew Trust Company, and Vice
Providence, Rhode Island 02903                                    President and Treasurer of the Distributor, since
                                                                  1991; Vice President-Administration of the
                                                                  Adviser (1991-2000); Director of Business
                                                                  Administration (August 1988 to April 1991) and
                                                                  Manager (August 1985 to October 1987) at Finkel,
                                                                  DiSanto, Fine & Co. (certified public
                                                                  accountants); previously a Senior Tax Consultant
                                                                  with Ernst & Whinney.

Margaret D. Farrell (53)           Secretary (since 1986)         Partner, Hinckley, Allen & Snyder LLP, general
1500 Fleet Center                                                 legal counsel to the Fund, since November
Providence, Rhode Island, 02903                                   1981; Director and Secretary of Bancorp Rhode
                                                                  Island, Inc. and Bank Rhode Island; Director of
                                                                  Care New England Health System; Director and Vice
                                                                  Chairman of Women & Infants Corporation; Trustee
                                                                  of Women & Infants Hospital of Rhode Island;
                                                                  Trustee of Butler Hospital; Trustee and Member of
                                                                  Executive Committee of Hospital Association of
                                                                  Rhode Island; and Secretary of Astro-Med, Inc.
                                                                  (manufacturer of graphic recording and printing
                                                                  systems).

Investment Adviser & Administrator
  Van Liew Capital Inc.
  One Regency Plaza, Suite One
  Providence, Rhode Island 02903

Distributor
  Van Liew Securities, Inc.                  OCEAN STATE TAX EXEMPT FUND
  One Regency Plaza, Suite One
  Providence, Rhode Island 02903            (The Portfolio of VLC Trust)

Custodian
  PFPC Trust Company
  Airport Business Center
  200 Stevens Drive, Suite 440
  Lester, Pennsylvania 19113

Transfer Agent
  PFPC, Inc.
  P.O. Box 8871
  Wilmington, Delaware 19899-8871                Semi-Annual Report

Independent Auditors                               April 30, 2003
  Ernst & Young LLP                                  (unaudited)
  200 Clarendon Street
  Boston, MA 02116-5072

Counsel
  Hinckley, Allen & Snyder LLP
  1500 Fleet Center
  Providence, Rhode Island 02903

Trustees
  Alfred B. Van Liew, Chairman
  Mary Ann Altrui
  Milton C. Bickford, Jr.
  Meredith A. Curren
  Michael E. Hogue
  Arthur H. Lathrop
  Alice M. Macintosh                           Interest income exempt
  Lawrence B. Sadwin                           from Federal and Rhode
  John H. St. Sauveur                          Island income taxes
                                               from quality municipal
Officers                                       bonds.
  Alfred B. Van Liew, President
  Samuel H. Hallowell, Vice President
  Joseph J. Healy, Vice President
  Kevin M. Oates, Treasurer
  Margaret D. Farrell, Secretary

ITEM 2. CODE OF ETHICS. Not applicable at this time. Applicable for annual reports filed for fiscal years ending on or after July 15, 2003.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT. Not applicable at this time. Applicable for annual reports for the first fiscal year ending after December 15, 2003.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES. Not applicable at this time. Applicable for annual reports filed for the first fiscal year ending after December 15, 2003.

ITEM 5-6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable. Registrant is an open-end management investment company.

ITEM 8.   [RESERVED]

ITEM 9.   CONTROLS AND PROCEDURES.

            (a) Based on their evaluation of the registrant's disclosure controls and procedures conducted within 90 days of the filing date of this report, the President and Treasurer have concluded that those controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940) provide reasonable assurance that material information required to be disclosed by the registrant in this Form N-CSR has been recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

            (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation described above, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.  EXHIBITS.

            (a) Any Code of Ethics, or amendment thereto, that is subject to the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable.

            (b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                  (i) EX-99.CERT - Certifications pursuant to Section 302 of the Sarbanes - Oxley Act of 2002 (filed herewith).

                  (ii) EX-99.906 CERT - Certifications pursuant to Section 906 of the Sarbanes - Oxley Act of 2002 (filed herewith).

                                 SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                           VLC Trust
                                       ON BEHALF OF
                                       OCEAN STATE TAX EMEMPT FUND


Date: July 1, 2003                     By /s/ Alfred B. Van Liew
                                          ---------------------------------
                                          Alfred B. Van Liew
                                          President


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


Date: July 1, 2003                     By /s/ Alfred B. Van Liew
                                          ---------------------------------
                                          Alfred B. Van Liew
                                          President


Date: July 1, 2003                     By /s/ Kevin M. Oates
                                          ---------------------------------
                                          Kevin M. Oates
                                          Vice President & Treasurer